SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Property and Equipment

	March 31,	December 31,
	2018	2017
Construction in process - extraction facilities
Weldona, Colorado extraction facility:
Equipment	$—	$647,947
Jamaica cultivation and extraction facility:
Leasehold improvements - laboratory	—	75,000
Leasehold improvements - cultivation	110,699	109,750
	$110,699	$832,697
Extraction facility and laboratory equipment, and office furniture and fixtures
Equipment and machinery at Weldona extraction facility	$1,154,909	—
Golden, Colorado hemp laboratory - equipment	39,944	34,651
Golden, Colorado administrative offices:
Furniture and fixtures	46,849	21,668
Leasehold improvements	2,000	2,000
Transportation equipment	81,667	81,667
Remote laboratory equipment	99,220	99,220
	1,424,589	239,206
Accumulated amortization and depreciation	(91,524)	(39,385)
	$1,333,065	$199,821

	December 31,
	2017	2018
Conduction in process - extraction facilities
Weldona, Colorado extraction facility:
Equipment	$647,947	$—
Leasehold improvements	—	—
Jamaica cultivation and extraction facility:
Leasehold improvements - laboratory	75,000	—
Leasehold improvements - cultivation	109,750	—
	$832,697	$—
Cultivation facility and laboratory equipment and Office furniture and fixtures
Golden, Colorado hemp laboratory - equipment	$34,651	—
Golden, Colorado administrative offices:
Furniture and fixtures	21,668	—
Leasehold improvements	2,000	—
Transportation equipment	81,667	—
Remote laboratory equipment	99,220	—
	239,206	—
Accumulated amortization and depreciation	(39,385)	—
	$199,821	$—

Schedule of potentially dilutive securities that have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	Three Months Ended March 31,
	2018	2017
Warrants to purchase common stock	1,234,027	1,541,112
Stock options, exercisable	11,705,000	3,680,000
Total potentially dilutive securities	12,939,027	5,221,112

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	Years Ended December 31,
	2017	2016
Warrants to purchase common stock	674,336	666,667
Cashless warrants exercisable and not converted to common stock	534,689	844,689
Stock options	6,637,500	3,680,000
Total potentially dilutive securities	7,846,525	5,191,356

Schedule of significant concentrations in revenues and accounts receivable

The following tables show significant concentrations in our revenues and accounts receivable for the periods indicated:

Percentage of Revenue:

	Three Months Ended March 31,
	2018	2017
Customer A	62%	98%
Customer B	21%	2%
Customer C	17%	—%

Percentage of Accounts Receivable:

	As of March 31,
	2018	2017
Customer C	100%	93%
Customer D	—%	7%
Customer E	—%	—%

Percentage of Revenue:

	Years Ended December 31,
	2017	2016
Customer A	98%	95%
Customer B	2%	3%
Customer C	—%	2%

Percentage of Accounts Receivable:

	Years Ended December 31,
	2017	2016
Customer D	—%	75%
Customer E	—%	25%
Customer F	100%	—%